Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2016
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables
	March 31,
	2015	2016	2016
	RMB	RMB	US$

Prepaid expenses	14,326	17,294	2,682
Tax receivables	548	798	124
Other receivables	4,634	6,320	980

Total prepaid expenses and other receivables	19,508	24,412	3,786